Fair values of financial instruments carried at fair value (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Measurement [Abstract]
Disclosure of fair value measurement of assets

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	$m	$m	$m	$m
Recurring fair value measurements
At 30 Jun 2020
Assets
Trading assets	141,930	63,169	3,865	208,964
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	16,054	15,327	10,404	41,785
Derivatives	2,126	307,800	3,855	313,781
Financial investments	311,685	89,304	3,339	404,328
Liabilities
Trading liabilities	63,204	16,303	105	79,612
Financial liabilities designated at fair value	1,059	150,541	5,008	156,608
Derivatives	2,002	297,332	3,725	303,059

At 31 Dec 2019
Assets
Trading assets	186,653	62,639	4,979	254,271
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	18,626	15,525	9,476	43,627
Derivatives	1,728	239,131	2,136	242,995
Financial investments	261,341	93,018	3,218	357,577
Liabilities
Trading liabilities	66,925	16,192	53	83,170
Financial liabilities designated at fair value	9,549	149,901	5,016	164,466
Derivatives	1,331	235,864	2,302	239,497

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2020
Transfers from Level 1 to Level 2	1,342	2,132	217	—	98	7,414	—
Transfers from Level 2 to Level 1	4,353	3,025	154	1	355	—	—

At 31 Dec 2019
Transfers from Level 1 to Level 2	7,965	3,304	—	24	278	—	—
Transfers from Level 2 to Level 1	4,184	2,726	673	111	220	—	117

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	689	3	9,756	—	10,448	3	—	—	3
Asset-backed securities	1,095	674	98	—	1,867	—	—	—	—
Loans held for securitisation	—	1	—	—	1	—	—	—	—
Structured notes	—	3	—	—	3	36	5,003	—	5,039
Derivatives with monolines	—	—	—	75	75	—	—	—	—
Other derivatives	—	—	—	3,771	3,771	—	—	3,717	3,717
Other portfolios	1,555	3,184	550	9	5,298	66	5	8	79
At 30 Jun 2020	3,339	3,865	10,404	3,855	21,463	105	5,008	3,725	8,838
Private equity including strategic investments	716	4	8,831	—	9,551	4	—	—	4
Asset-backed securities	874	934	28	—	1,836	—	—	—	—
Loans held for securitisation	—	1	39	—	40	—	—	—	—
Structured notes	—	3	—	—	3	47	5,016	—	5,063
Derivatives with monolines	—	—	—	66	66	—	—	—	—
Other derivatives	—	—	—	2,070	2,070	—	—	2,302	2,302
Other portfolios	1,628	4,037	578	—	6,243	2	—	—	2
At 31 Dec 2019	3,218	4,979	9,476	2,136	19,809	53	5,016	2,302	7,371

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020		3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss		(13)	(541)	(106)	2,237	—	(117)	2,105
– net income from financial instruments held for trading or managed on a fair value basis		—	(541)	—	2,237	—	—	2,105
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	(106)	—	—	(117)	—
– gains less losses from financial investments at fair value through other comprehensive income		(13)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	(29)	(171)	(4)	(147)	(2)	(78)	(162)
– financial investments: fair value gains/(losses)		(19)	—	—	—	—	—	—
– exchange differences		(10)	(171)	(4)	(147)	(2)	(78)	(162)
Purchases		610	199	1,594	—	63	—	—
New issuances		—	—	—	—	2	1,091	—
Sales		(271)	(577)	(424)	—	(1)	—	—
Settlements		(401)	(22)	(170)	(262)	(12)	(853)	(307)
Transfers out		(22)	(797)	(63)	(139)	(5)	(275)	(270)
Transfers in		247	795	101	30	7	224	57
At 30 Jun 2020		3,339	3,865	10,404	3,855	105	5,008	3,725
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2020		—	(7)	(140)	529	(3)	100	1,104
– net income from financial instruments held for trading or managed on a fair value basis		—	(7)	—	529	(3)	—	1,104
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	(140)	—	—	100	—

At 1 Jan 2019		2,796	6,759	7,080	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		—	(2)	196	(9)	(4)	246	591
– net income from financial instruments held for trading or managed on a fair value basis		—	(2)	—	(9)	(4)	—	591
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	196	—	—	246	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	236	(18)	6	(6)	(1)	(6)	(10)
– financial investments: fair value gains/(losses)		238	—	—	—	—	—	—
– exchange differences		(2)	(18)	6	(6)	(1)	(6)	(10)
Purchases		336	1,145	1,214	—	5	118	—
New issuances		—	154	—	—	—	818	—
Sales		(7)	(487)	(87)	—	(9)	(180)	—
Settlements		(240)	(1,691)	(184)	94	—	(396)	(136)
Transfers out		(4)	(409)	(20)	(622)	(9)	(550)	(189)
Transfers in		179	222	40	50	9	18	21
At 30 Jun 2019		3,296	5,673	8,245	1,930	49	5,396	2,033
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2019		—	2	67	257	(23)	(7)	(320)
– net income from financial instruments held for trading or managed on a fair value basis		—	2	—	257	(23)	—	(320)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	67	—	—	(7)	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial investments	Trading assets	Designated at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2019		3,296	5,673	8,245	1,930	49	5,396	2,033
Total gains/(losses) recognised in profit or loss		6	(110)	391	287	—	(51)	339
– net income from financial instruments held for trading or managed on a fair value basis		—	(110)	—	287	—	—	339
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	391	—	—	(51)	—
– gains less losses from financial investments at fair value through other comprehensive income		10	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	73	94	(10)	55	2	24	62
– financial investments: fair value gains/(losses)		63	—	—	—	—	—	—
– exchange differences		10	94	(10)	55	2	24	62
Purchases		357	1,061	1,292	—	3	39	—
New issuances		—	—	—	—	6	783	—
Sales		(49)	(408)	(189)	—	—	(13)	—
Settlements		(89)	(416)	(250)	(194)	(7)	(652)	(26)
Transfers out		(484)	(1,149)	(3)	(88)	—	(529)	(284)
Transfers in		108	234	—	146	—	19	178
At 31 Dec 2019		3,218	4,979	9,476	2,136	53	5,016	2,302
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019		(4)	(22)	465	279	—	57	(407)
– net income from financial instruments held for trading or managed on a fair value basis		—	(22)	—	279	—	—	(407)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	465	—	—	57	—
– loan impairment recoveries and other credit risk provisions		(4)	—	—	—	—	—	—

1	Included in ‘Financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2020		At 31 Dec 2019
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	77,015	77,122	69,203	69,247
Loans and advances to customers	1,018,681	1,018,036	1,036,743	1,037,543
Reverse repurchase agreements – non-trading	226,345	226,402	240,862	240,906
Financial investments – at amortised cost	89,781	96,434	85,735	89,061
Liabilities
Deposits by banks	82,715	82,718	59,022	58,951
Customer accounts	1,532,380	1,533,284	1,439,115	1,439,512
Repurchase agreements – non-trading	112,799	112,803	140,344	140,344
Debt securities in issue	110,114	110,474	104,555	104,936
Subordinated liabilities	23,621	26,599	24,600	29,246

Disclosure of fair value measurement of liabilities

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
	$m	$m	$m	$m
Recurring fair value measurements
At 30 Jun 2020
Assets
Trading assets	141,930	63,169	3,865	208,964
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	16,054	15,327	10,404	41,785
Derivatives	2,126	307,800	3,855	313,781
Financial investments	311,685	89,304	3,339	404,328
Liabilities
Trading liabilities	63,204	16,303	105	79,612
Financial liabilities designated at fair value	1,059	150,541	5,008	156,608
Derivatives	2,002	297,332	3,725	303,059

At 31 Dec 2019
Assets
Trading assets	186,653	62,639	4,979	254,271
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	18,626	15,525	9,476	43,627
Derivatives	1,728	239,131	2,136	242,995
Financial investments	261,341	93,018	3,218	357,577
Liabilities
Trading liabilities	66,925	16,192	53	83,170
Financial liabilities designated at fair value	9,549	149,901	5,016	164,466
Derivatives	1,331	235,864	2,302	239,497

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2020
Transfers from Level 1 to Level 2	1,342	2,132	217	—	98	7,414	—
Transfers from Level 2 to Level 1	4,353	3,025	154	1	355	—	—

At 31 Dec 2019
Transfers from Level 1 to Level 2	7,965	3,304	—	24	278	—	—
Transfers from Level 2 to Level 1	4,184	2,726	673	111	220	—	117

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	689	3	9,756	—	10,448	3	—	—	3
Asset-backed securities	1,095	674	98	—	1,867	—	—	—	—
Loans held for securitisation	—	1	—	—	1	—	—	—	—
Structured notes	—	3	—	—	3	36	5,003	—	5,039
Derivatives with monolines	—	—	—	75	75	—	—	—	—
Other derivatives	—	—	—	3,771	3,771	—	—	3,717	3,717
Other portfolios	1,555	3,184	550	9	5,298	66	5	8	79
At 30 Jun 2020	3,339	3,865	10,404	3,855	21,463	105	5,008	3,725	8,838
Private equity including strategic investments	716	4	8,831	—	9,551	4	—	—	4
Asset-backed securities	874	934	28	—	1,836	—	—	—	—
Loans held for securitisation	—	1	39	—	40	—	—	—	—
Structured notes	—	3	—	—	3	47	5,016	—	5,063
Derivatives with monolines	—	—	—	66	66	—	—	—	—
Other derivatives	—	—	—	2,070	2,070	—	—	2,302	2,302
Other portfolios	1,628	4,037	578	—	6,243	2	—	—	2
At 31 Dec 2019	3,218	4,979	9,476	2,136	19,809	53	5,016	2,302	7,371

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020		3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss		(13)	(541)	(106)	2,237	—	(117)	2,105
– net income from financial instruments held for trading or managed on a fair value basis		—	(541)	—	2,237	—	—	2,105
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	(106)	—	—	(117)	—
– gains less losses from financial investments at fair value through other comprehensive income		(13)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income	1	(29)	(171)	(4)	(147)	(2)	(78)	(162)
– financial investments: fair value gains/(losses)		(19)	—	—	—	—	—	—
– exchange differences		(10)	(171)	(4)	(147)	(2)	(78)	(162)
Purchases		610	199	1,594	—	63	—	—
New issuances		—	—	—	—	2	1,091	—
Sales		(271)	(577)	(424)	—	(1)	—	—
Settlements		(401)	(22)	(170)	(262)	(12)	(853)	(307)
Transfers out		(22)	(797)	(63)	(139)	(5)	(275)	(270)
Transfers in		247	795	101	30	7	224	57
At 30 Jun 2020		3,339	3,865	10,404	3,855	105	5,008	3,725
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2020		—	(7)	(140)	529	(3)	100	1,104
– net income from financial instruments held for trading or managed on a fair value basis		—	(7)	—	529	(3)	—	1,104
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	(140)	—	—	100	—

At 1 Jan 2019		2,796	6,759	7,080	2,423	58	5,328	1,756
Total gains/(losses) recognised in profit or loss		—	(2)	196	(9)	(4)	246	591
– net income from financial instruments held for trading or managed on a fair value basis		—	(2)	—	(9)	(4)	—	591
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	196	—	—	246	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	236	(18)	6	(6)	(1)	(6)	(10)
– financial investments: fair value gains/(losses)		238	—	—	—	—	—	—
– exchange differences		(2)	(18)	6	(6)	(1)	(6)	(10)
Purchases		336	1,145	1,214	—	5	118	—
New issuances		—	154	—	—	—	818	—
Sales		(7)	(487)	(87)	—	(9)	(180)	—
Settlements		(240)	(1,691)	(184)	94	—	(396)	(136)
Transfers out		(4)	(409)	(20)	(622)	(9)	(550)	(189)
Transfers in		179	222	40	50	9	18	21
At 30 Jun 2019		3,296	5,673	8,245	1,930	49	5,396	2,033
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2019		—	2	67	257	(23)	(7)	(320)
– net income from financial instruments held for trading or managed on a fair value basis		—	2	—	257	(23)	—	(320)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	67	—	—	(7)	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Financial investments	Trading assets	Designated at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2019		3,296	5,673	8,245	1,930	49	5,396	2,033
Total gains/(losses) recognised in profit or loss		6	(110)	391	287	—	(51)	339
– net income from financial instruments held for trading or managed on a fair value basis		—	(110)	—	287	—	—	339
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	391	—	—	(51)	—
– gains less losses from financial investments at fair value through other comprehensive income		10	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	73	94	(10)	55	2	24	62
– financial investments: fair value gains/(losses)		63	—	—	—	—	—	—
– exchange differences		10	94	(10)	55	2	24	62
Purchases		357	1,061	1,292	—	3	39	—
New issuances		—	—	—	—	6	783	—
Sales		(49)	(408)	(189)	—	—	(13)	—
Settlements		(89)	(416)	(250)	(194)	(7)	(652)	(26)
Transfers out		(484)	(1,149)	(3)	(88)	—	(529)	(284)
Transfers in		108	234	—	146	—	19	178
At 31 Dec 2019		3,218	4,979	9,476	2,136	53	5,016	2,302
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2019		(4)	(22)	465	279	—	57	(407)
– net income from financial instruments held for trading or managed on a fair value basis		—	(22)	—	279	—	—	(407)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	465	—	—	57	—
– loan impairment recoveries and other credit risk provisions		(4)	—	—	—	—	—	—

1	Included in ‘Financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2020		At 31 Dec 2019
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	77,015	77,122	69,203	69,247
Loans and advances to customers	1,018,681	1,018,036	1,036,743	1,037,543
Reverse repurchase agreements – non-trading	226,345	226,402	240,862	240,906
Financial investments – at amortised cost	89,781	96,434	85,735	89,061
Liabilities
Deposits by banks	82,715	82,718	59,022	58,951
Customer accounts	1,532,380	1,533,284	1,439,115	1,439,512
Repurchase agreements – non-trading	112,799	112,803	140,344	140,344
Debt securities in issue	110,114	110,474	104,555	104,936
Subordinated liabilities	23,621	26,599	24,600	29,246

Disclosure of fair value adjustments on financial instruments

Global Banking and Markets fair value adjustments
		At
		30 Jun 2020		31 Dec 2019
		GBM	Corporate Centre	GBM	Corporate Centre
	Footnotes	$m	$m	$m	$m
Type of adjustment
Risk-related		1,230	149	1,040	125
– bid-offer		486	92	428	79
– uncertainty		101	1	115	1
– credit valuation adjustment		558	48	355	38
– debt valuation adjustment		(184)	—	(126)	—
– funding fair value adjustment		239	8	241	7
– other		30	—	27	—
Model-related		99	5	71	3
– model limitation		96	5	68	3
– other		3	—	3	—
Inception profit (Day 1 P&L reserves)	1	89	—	72	—
		1,418	154	1,183	128

1	See Note 8 on the interim condensed financial statements on page 112.

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives, assets
The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
		Reflected in profit or loss		Reflected in other comprehensive income
		Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	Footnotes	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities	1	271	(268)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value		625	(625)	—	—
Financial investments		28	(28)	101	(104)
At 30 Jun 2020		924	(921)	101	(104)

Derivatives, trading assets and trading liabilities	1	298	(303)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value		545	(439)	—	—
Financial investments		43	(46)	74	(74)
At 30 Jun 2019		886	(788)	74	(74)

Derivatives, trading assets and trading liabilities	1	255	(230)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss		618	(503)	—	—
Financial investments		48	(53)	81	(81)
At 31 Dec 2019		921	(786)	81	(81)

1	‘Derivatives, trading assets and trading liabilities’ is presented as one category to reflect the manner in which these financial instruments are risk-managed.

Disclosure of the effect of changes in significant unobservable assumptions to reasonably possible alternatives, liabilities
The following table shows the sensitivity of Level 3 fair values to reasonably possible alternative assumptions:

Sensitivity of fair values to reasonably possible alternative assumptions
		Reflected in profit or loss		Reflected in other comprehensive income
		Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	Footnotes	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities	1	271	(268)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value		625	(625)	—	—
Financial investments		28	(28)	101	(104)
At 30 Jun 2020		924	(921)	101	(104)

Derivatives, trading assets and trading liabilities	1	298	(303)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value		545	(439)	—	—
Financial investments		43	(46)	74	(74)
At 30 Jun 2019		886	(788)	74	(74)

Derivatives, trading assets and trading liabilities	1	255	(230)	—	—
Financial assets and liabilities designated and otherwise mandatorily measured at fair value through profit or loss		618	(503)	—	—
Financial investments		48	(53)	81	(81)
At 31 Dec 2019		921	(786)	81	(81)

1	‘Derivatives, trading assets and trading liabilities’ is presented as one category to reflect the manner in which these financial instruments are risk-managed.

Disclosure of significant unobservable inputs used in fair value measurement of assets
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2020. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages 271 and 272 of the Annual Report and Accounts 2019.

Quantitative information about significant unobservable inputs in Level 3 valuations
		Fair value		Valuation technique	Key unobservable inputs
		Assets	Liabilities			Full range of inputs
	Footnotes	$m	$m			Lower	Higher
Private equity including strategic investments		10,448	3	See footnote 1	See footnote 1
Asset-backed securities		1,867	—
– CLO/CDO	2	113	—	Market proxy	Prepayment rate	0%	9%
			—	Market proxy	Bid quotes	0	99
– other ABSs		1,754	—	Market proxy	Bid quotes	0	100
Loans held for securitisation		1	—
Structured notes		3	5,039
– equity-linked notes		—	3,988	Model – option model	Equity volatility	6%	161%
				Model – option model	Equity correlation	22%	92%
– FX-linked notes		—	579	Model – option model	FX volatility	1%	34%
– other		3	472
Derivatives with monolines		75	—	Model – discounted cash flow	Credit spread	1.6%	2.1%
Other derivatives		3,771	3,717
– interest rate derivatives
securitisation swaps		283	869	Model – discounted cash flow	Prepayment rate	6%	7%
long-dated swaptions		1,778	735	Model – option model	IR volatility	7%	33%
other		412	335
– FX derivatives
FX options		109	191	Model – option model	FX volatility	1%	49%
other		142	139
– equity derivatives
long-dated single stock options		750	821	Model – option model	Equity volatility	0%	131%
other		192	551
– credit derivatives
other		105	76
Other portfolios		5,298	79
– structured certificates		1,488	—	Model – discounted cash flow	Credit volatility	11%	11%
– repurchase agreements		778	63
– other	3	3,032	16
At 30 Jun 2020		21,463	8,838

Quantitative information about significant unobservable inputs in Level 3 valuations (continued)
		Fair value		Valuation technique
		Assets	Liabilities		Key unobservable inputs	Full range of inputs
	Footnotes	$m	$m			Lower	Higher
Private equity including strategic investments		9,551	4	See footnote 1	See footnote 1	n/a	n/a
Asset-backed securities		1,836	—
– CLO/CDO	2	373	—	Market proxy	Prepayment rate	0%	9%
				Market proxy	Bid quotes	0	100
– other ABSs		1,463	—	Market proxy	Bid quotes	0	101
Loans held for securitisation		40	—
Structured notes		3	5,063
– equity-linked notes		—	3,768	Model – option model	Equity volatility	5%	90%
				Model – option model	Equity correlation	9%	93%
– FX-linked notes		—	1,046	Model – option model	FX volatility	1%	23%
– other		3	249
Derivatives with monolines		66	—	Model – discounted cash flow	Credit spread	0.4%	2%
Other derivatives		2,070	2,302
– interest rate derivatives
securitisation swaps		314	640	Model – discounted cash flow	Prepayment rate	6%	7%
long-dated swaptions		838	51	Model – option model	IR volatility	8%	22%
other		255	155
– FX derivatives
FX options		93	218	Model – option model	FX volatility	1%	25%
other		119	104
– equity derivatives
long-dated single stock options		230	293	Model – option model	Equity volatility	0%	89%
other		78	712
– Credit derivatives
Other		143	129
Other portfolios		6,243	2
– structured certificates		1,515	—	Model – discounted cash flow	Credit volatility	4%	4%
– repurchase agreements		1,604	—
– other	3	3,124	2
At 31 Dec 2019		19,809	7,371

1	See notes on page 271 of the Annual Report and Accounts 2019.

2	Collateralised loan obligation/collateralised debt obligation.

3	’Other’ includes a range of smaller asset holdings.

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The following table lists key unobservable inputs to Level 3 financial instruments and provides the range of those inputs at 30 June 2020. There has been no change to the key unobservable inputs to Level 3 financial instruments and inter-relationships therein, which are detailed on pages 271 and 272 of the Annual Report and Accounts 2019.

Quantitative information about significant unobservable inputs in Level 3 valuations
		Fair value		Valuation technique	Key unobservable inputs
		Assets	Liabilities			Full range of inputs
	Footnotes	$m	$m			Lower	Higher
Private equity including strategic investments		10,448	3	See footnote 1	See footnote 1
Asset-backed securities		1,867	—
– CLO/CDO	2	113	—	Market proxy	Prepayment rate	0%	9%
			—	Market proxy	Bid quotes	0	99
– other ABSs		1,754	—	Market proxy	Bid quotes	0	100
Loans held for securitisation		1	—
Structured notes		3	5,039
– equity-linked notes		—	3,988	Model – option model	Equity volatility	6%	161%
				Model – option model	Equity correlation	22%	92%
– FX-linked notes		—	579	Model – option model	FX volatility	1%	34%
– other		3	472
Derivatives with monolines		75	—	Model – discounted cash flow	Credit spread	1.6%	2.1%
Other derivatives		3,771	3,717
– interest rate derivatives
securitisation swaps		283	869	Model – discounted cash flow	Prepayment rate	6%	7%
long-dated swaptions		1,778	735	Model – option model	IR volatility	7%	33%
other		412	335
– FX derivatives
FX options		109	191	Model – option model	FX volatility	1%	49%
other		142	139
– equity derivatives
long-dated single stock options		750	821	Model – option model	Equity volatility	0%	131%
other		192	551
– credit derivatives
other		105	76
Other portfolios		5,298	79
– structured certificates		1,488	—	Model – discounted cash flow	Credit volatility	11%	11%
– repurchase agreements		778	63
– other	3	3,032	16
At 30 Jun 2020		21,463	8,838

Quantitative information about significant unobservable inputs in Level 3 valuations (continued)
		Fair value		Valuation technique
		Assets	Liabilities		Key unobservable inputs	Full range of inputs
	Footnotes	$m	$m			Lower	Higher
Private equity including strategic investments		9,551	4	See footnote 1	See footnote 1	n/a	n/a
Asset-backed securities		1,836	—
– CLO/CDO	2	373	—	Market proxy	Prepayment rate	0%	9%
				Market proxy	Bid quotes	0	100
– other ABSs		1,463	—	Market proxy	Bid quotes	0	101
Loans held for securitisation		40	—
Structured notes		3	5,063
– equity-linked notes		—	3,768	Model – option model	Equity volatility	5%	90%
				Model – option model	Equity correlation	9%	93%
– FX-linked notes		—	1,046	Model – option model	FX volatility	1%	23%
– other		3	249
Derivatives with monolines		66	—	Model – discounted cash flow	Credit spread	0.4%	2%
Other derivatives		2,070	2,302
– interest rate derivatives
securitisation swaps		314	640	Model – discounted cash flow	Prepayment rate	6%	7%
long-dated swaptions		838	51	Model – option model	IR volatility	8%	22%
other		255	155
– FX derivatives
FX options		93	218	Model – option model	FX volatility	1%	25%
other		119	104
– equity derivatives
long-dated single stock options		230	293	Model – option model	Equity volatility	0%	89%
other		78	712
– Credit derivatives
Other		143	129
Other portfolios		6,243	2
– structured certificates		1,515	—	Model – discounted cash flow	Credit volatility	4%	4%
– repurchase agreements		1,604	—
– other	3	3,124	2
At 31 Dec 2019		19,809	7,371

1	See notes on page 271 of the Annual Report and Accounts 2019.

2	Collateralised loan obligation/collateralised debt obligation.

3	’Other’ includes a range of smaller asset holdings.